UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  January 23, 2009
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  99,435


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2079   36130  SH       SOLE       NONE     0    0       36130
Abbott Labs              COM            002824100      3604   67527  SH       SOLE       NONE     0    0       67527
Air Prod & Chemical	 COM		009158106      1782   35453  SH	      SOLE	 NONE	  0    0       35453
Amgen Inc                COM            031162100       577    9986  SH       SOLE       NONE     0    0        9986
Applied Materials Inc    COM            038222105       312   30785  SH       SOLE       NONE     0    0       30785
At&T, Inc.		 COM		00206R102      1101   38644  SH	      SOLE	 NONE	  0    0       38644
Automatic Data Processi  COM            053015103      2195   55787  SH       SOLE       NONE     0    0       55787
Berkshire Hathaway       Class B        084670207      4953    1541  SH       SOLE       NONE     0    0        1541
Berkshire Hathaway	 Class A	084670108      1642	 17  SH	      SOLE	 NONE	  0    0	  17
Branch Bank & Trust	 COM		054937107       782   28470  SH	      SOLE	 NONE	  0    0       28470
Brookfield Asset Mgmt	 COM		112585104      1109   72598  SH	      SOLE	 NONE	  0    0       72598
Capital One Financial	 COM		14040H105       510   16006  SH	      SOLE	 NONE	  0    0       16006
Chevron Corp	         COM            166764100      2913   39382  SH       SOLE       NONE     0    0       39382
Cisco Systems Inc	 COM		17275R102      1151   70639  SH	      SOLE       NONE     0    0       70639
Citigroup                COM            172967101       523   77939  SH       SOLE       NONE     0    0       77939
Corning Inc              COM            219350105       989  103754  SH       SOLE       NONE     0    0      103754
CVS Corp		 COM		126650100      2769   96343  SH	      SOLE	 NONE	  0    0       96343
Encana Corp		 COM		292505104      2477   53296  SH	      SOLE	 NONE	  0    0       53296
Exxon Mobil              COM            30231G102      4907   61472  SH       SOLE       NONE     0    0       61472
FEDEX Corp               COM            31428X106       935   14574  SH       SOLE       NONE     0    0       14574
First Community Banc	 COM		31983A103	207    5928  SH	      SOLE	 NONE	  0    0	5928
Ford Motor Co		 COM		345370860	 23   10000  SH	      SOLE	 NONE	  0    0       10000
General Electric         COM            369604103      2545  157088  SH       SOLE       NONE     0    0      157088
General Mills Inc.	 COM		370334104	560    9220  SH	      SOLE	 NONE	  0    0        9220
Goldman Sachs Group Inc	 COM		38141G104       890   10542  SH	      SOLE	 NONE	  0    0       10542
IBM                      COM            459200101      3885   46158  SH       SOLE       NONE     0    0       46158
Insmed Inc New		 COM		457669208	  9   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      1839  125477  SH       SOLE       NONE     0    0      125477
iShares Lehman Aggregate COM		464287226	993    9534  SH	      SOLE	 NONE	  0    0	9534
iShares MSCI EAFE Value	 COM		464288877       975   24056  SH	      SOLE	 NONE	  0    0       24056
iShares Russell 2000 Ind COM		464287655      1918   38958  SH	      SOLE	 NONE	  0    0       38958
iShares Russell Midcap   COM		464287499      3749   62768  SH	      SOLE	 NONE	  0    0       62768
iShares Tr MSCI Emerging COM		464287234       915   36638  SH	      SOLE	 NONE	  0    0       36638
iShares Trust MSCI EAFE  COM		464287465      1114   24824  SH	      SOLE	 NONE	  0    0       24824
iShares Trust Russell 20 COM		464287630       748   15213  SH       SOLE	 NONE	  0    0       15213
ishares Trust S&P 100	 COM		464287101	620   14350  SH	      SOLE	 NONE	  0    0       14350
ITT Industries, Inc	 COM		450911102	221    4800  SH	      SOLE	 NONE	  0    0	4800
J.P. Morgan Chase & Co.  COM            46625H100      2611   82801  SH       SOLE       NONE     0    0       82801
Johnson & Johnson        COM            478160104      3956   66115  SH       SOLE       NONE     0    0       66115
Johnson Controls         COM            478366107      2006  110437  SH       SOLE       NONE     0    0      110437
Kellogg			 COM		487836108      1690   38531  SH	      SOLE	 NONE	  0    0       38531
McDonalds Corp		 COM		580135101      1546   24855  SH	      SOLE	 NONE	  0    0       24855
McKesson HBOC Inc	 COM		58155Q103	888   22940  SH	      SOLE	 NONE	  0    0       22940
Medtronic		 COM		585055106      1362   43353  SH	      SOLE	 NONE	  0    0       43353
Microsoft Corp           COM            594918104      2560  131684  SH       SOLE       NONE     0    0      131684
Oracle Corp              COM            68389X105      1177   66361  SH       SOLE       NONE     0    0       66361
Pepsico Inc              COM            713448108      3907   71333  SH       SOLE       NONE     0    0       71333
Proctor & Gamble         COM            742718109      5131   82997  SH       SOLE       NONE     0    0       82997
Quaterra Resources 	 COM		747952109	 15   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	449    4978  SH	      SOLE	 NONE	  0    0	4978
Schlumberger		 COM		806857108       876   20703  SH	      SOLE	 NONE     0    0       20703
Staples Inc		 COM		855030102      1875  104628  SH	      SOLE	 NONE	  0    0      104628
Sun Trust	         COM            867914103       308   10421  SH       SOLE       NONE     0    0       10421
The Travelers Companies  COM		89417E109	441    9751  SH	      SOLE	 NONE	  0    0        9751
Transocean Offshore	 COM		G90078109       561   11876  SH	      SOLE	 NONE	  0    0       11876
United Parcel Service    Class B        911312106       582   10556  SH       SOLE       NONE     0    0       10556
US Bancorp Del Com New	 COM		902973304	237    9457  SH	      SOLE	 NONE	  0    0	9457
Vanguard Index Funds	 COM		922908769	451   10090  SH	      SOLE	 NONE	  0    0       10090
Vanguard Info Tech Index COM		92204A702	557   16368  SH	      SOLE	 NONE	  0    0       16368
Varian Medical Systems   COM            92220P105      2526   72099  SH       SOLE       NONE     0    0       72099
Virginia Community Bank	 COM		927786103	230    5000  SH	      SOLE	 NONE	  0    0	5000
Walgreen Co		 COM		931422109	212    8587  SH	      SOLE	 NONE	  0    0        8587
Wells Fargo              COM            949746101      3098  105077  SH       SOLE       NONE     0    0      105077
Western Union            COM            959802109      1077   75127  SH       SOLE       NONE     0    0       75127
Zimmer Holdings Inc      COM            98956P102       585   14465  SH       SOLE       NONE     0    0       14465
